Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Inventories
Raw materials, consumables and supplies	€ 1,801	€ 3,831		€ 11,167
Finished goods and merchandise	18	38		238
Inventories	1,819	3,869		€ 11,405
Raw materials, consumables and changes in inventories of finished goods and work in process recorded as expenses	€ 19,525	€ 9,467	€ 11,061